UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	September 30, 2002

Check here if Amendment ______; Amendment Number: __________
  This Amendment (Check only one.):	_____ is a restatement.
					_____ adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 		  Winslow Asset Management, Inc.
Address:		  25201 Chagrin Boulevard
		  Suite 185
		  Beachwood, Ohio 44122

Form 13F File Number: 	28-10889

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Susan F. Akers
Title:	Vice President, Chief Compliance Officer
Phone:	216-360-4700

Signature, Place and Date of Signing:

/s/ SUSAN F. AKERS		Beachwood, Ohio		June 4, 2004
SUSAN F. AKERS

Report Type (Check only one.):

?	13F HOLDINGS REPORTS (Check here if all holdings of
       this reporting manager are reported in this report).

13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manger are reported in this report and a portion are reported by other reporting manager (s).)



FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	98

Form 13F Information Table Value Total:	$115,173	(thousands)


List of Other Included Managers:

NONE










Voting


Value

Investment
Other
Authority
Security
Cusip
(x$1000)
Quantity
Discretion
Managers
Sole
ADMINISTAFF INC COM
007094105
$438
113,650
Sole
None
113,650
ALLTEL CORP COM
020039103
$776
19,334
Sole
None
19,334
AMERICAN EXPRESS CO COM
025816109
$620
19,890
Sole
None
19,890
AMERICAN INTL GROUP COM
026874107
$657
12,009
Sole
None
12,009
AMERIPATH INC COM
03071D109
$2,835
190,250
Sole
None
190,250
AOL TIME WARNER INC COM
00184a105
$1,474
126,005
Sole
None
126,005
AT&T CORP COM
001957505
$1,170
97,417
Sole
None
97,417
BAKER HUGHES INC COM
057224107
$1,061
36,550
Sole
None
36,550
BANKAMERICA CORP NEW COM
060505104
$465
7,283
Sole
None
7,283
BEAZER HOMES USA INC COM
07556Q105
$1,247
20,430
Sole
None
20,430
BIG LOTS INC COM
089302103
$2,281
144,100
Sole
None
144,100
BJS WHOLESALE CLUB INC COM
05548J106
$855
44,975
Sole
None
44,975
BRIGHT HORIZON FAMILY COM
109195107
$2,183
78,150
Sole
None
78,150
BRINKER INTL INC COM
109641100
$2,472
95,445
Sole
None
95,445
BRITISH PETE PLC AMERN SH
055622104
$629
15,752
Sole
None
15,752
CAMDEN PPTY TR SH BEN INT
133131102
$1,880
56,698
Sole
None
56,698
CANADIAN NATL RY CO COM
136375102
$1,016
27,200
Sole
None
27,200
CARDINAL HEALTH
14149Y108
$809
13,000
Sole
None
13,000
CATERPILLAR INC DEL COM
149123101
$1,011
27,150
Sole
None
27,150
CENDANT CORP COM
151313103
$1,740
161,690
Sole
None
161,690
CENTEX CORP COM
152312104
$785
17,700
Sole
None
17,700
CENTURYTEL INC COM
156700106
$921
41,058
Sole
None
41,058
CHART INDS INC COM
16115Q100
$237
225,300
Sole
None
225,300
CHEVRONTEXACO CORP COM
166764100
$407
5,882
Sole
None
5,882
CISCO SYS INC COM
17275R102
$1,081
103,145
Sole
None
103,145
DELPHI AUTOMOTIVE SYS CORP
COM
247126105
$207
24,185
Sole
None
24,185
DISNEY WALT CO COM
254687106
$1,451
95,850
Sole
None
95,850
DUKE REALTY INVT INC COM
NEW
264411505
$1,290
52,400
Sole
None
52,400
E M C CORP MASS COM
268648102
$96
21,050
Sole
None
21,050
EASTMAN KODAK CO COM
277461109
$1,237
45,420
Sole
None
45,420
EEX CORP COM
26842V207
$19
10,333
Sole
None
10,333
EOG RES INC COM
26875P101
$1,728
48,040
Sole
None
48,040
EXXON CORP COM
30231G102
$691
21,658
Sole
None
21,658
FIRST ESSEX BANCORP
320103104
$1,618
48,950
Sole
None
48,950
FIRSTMERIT CORP COM
337915102
$2,162
100,947
Sole
None
100,947
FLUOR CORP COM
343412102
$836
34,200
Sole
None
34,200
FRANKLIN RES INC COM
354613101
$978
31,450
Sole
None
31,450
GATX CORP COM
361448103
$928
46,850
Sole
None
46,850
GENCORP INC COM
368682100
$1,323
131,474
Sole
None
131,474
GENERAL MTRS CORP CL H
NEW
370442832
$133
14,523
Sole
None
14,523
GENERAL MTRS CORP COM
370442105
$579
14,890
Sole
None
14,890
HALLIBURTON CO COM
406216101
$808
62,560
Sole
None
62,560
HARTFORD FINL SVCS COM
416515104
$435
10,600
Sole
None
10,600
HCA-THE HEALTHCARE
COMPANY
404119109
$2,872
60,322
Sole
None
60,322
HEWLETT-PACKARD
428236103
$1,282
109,874
Sole
None
109,874
HILFIGER TOMMY CORP ORD
G8915Z102
$1,071
114,500
Sole
None
114,500
HORACE MANN EDUCTR CP
COM
440327104
$1,288
87,594
Sole
None
87,594
HUFFY CORP COM
444356109
$324
42,000
Sole
None
42,000
INTEL CORP COM
458140100
$1,612
116,047
Sole
None
116,047
INTERNATIONAL BUS MACH
COM
459200101
$225
3,854
Sole
None
3,854
INTL PAPER CO COM
460146103
$253
7,576
Sole
None
7,576
ITT INDS INC IND COM
450911102
$1,608
25,800
Sole
None
25,800
J P MORGAN CHASE & CO COM
46625H100
$524
27,616
Sole
None
27,616
JOHNSON & JOHNSON COM
478160104
$425
7,850
Sole
None
7,850
KENNAMETAL INC COM
489170100
$1,992
62,025
Sole
None
62,025
KIMBERLY CLARK CORP COM
494368103
$350
6,176
Sole
None
6,176
LEHMAN BROS HLDGS INC COM
524908100
$2,222
45,310
Sole
None
45,310
LOEWS CORP COM
540424108
$933
21,744
Sole
None
21,744
LUBRIZOL CORP COM
549271104
$721
25,500
Sole
None
25,500
MASSEY ENERGY CORP COM
576206106
$159
24,600
Sole
None
24,600
MERCK & CO INC COM
589331107
$2,799
61,224
Sole
None
61,224
MORGAN STANLEY DEAN
WITTER & CO NEW
617446448
$259
7,639
Sole
None
7,639
MOTOROLA
620076109
$1,378
135,345
Sole
None
135,345
NATIONAL CITY CORP COM
635405103
$428
15,000
Sole
None
15,000
NATIONAL SEMICONDUCTOR
COM
637640103
$1,152
96,450
Sole
None
96,450
NATIONWIDE FINL SVCS CL A
638612101
$1,209
45,275
Sole
None
45,275
NORDSON CORP COM
655663102
$1,790
75,400
Sole
None
75,400
NORDSTROM INC
655664100
$1,911
106,540
Sole
None
106,540
OHIO SVGS FINL CORP COM
677502106
$1,013
237
Sole
None
237
OMNICARE INC COM
681904108
$1,035
49,000
Sole
None
49,000
ORACLE SYSTEMS
68389X105
$1,129
143,620
Sole
None
143,620
OWENS & MINOR INC NEW COM
690732102
$1,996
139,704
Sole
None
139,704
PFIZER INC COM
717081103
$274
9,440
Sole
None
9,440
POLYONE CORP COM
73179p106
$384
44,750
Sole
None
44,750
PROCTER & GAMBLE CO COM
742718109
$232
2,600
Sole
None
2,600
PROGRESSIVE CORP OHIO COM
743315103
$6,401
126,423
Sole
None
126,423
QUALITY DINING INC COM
74756P105
$209
56,700
Sole
None
56,700
READERS DIGEST ASSN INC
COMMON
755267101
$1,301
83,150
Sole
None
83,150
SBC COMMUNICATIONS INC
COM
78387G103
$1,055
52,483
Sole
None
52,483
SCHLUMBERGER LTD COM
806857108
$2,063
53,650
Sole
None
53,650
SCOTTS CO CL A
810186106
$547
13,120
Sole
None
13,120
SCUDDER NEW ASIA FD COM
811183102
$468
62,050
Sole
None
62,050
SIMON PPTY GROUP NEW COM
828806109
$1,460
40,862
Sole
None
40,862
ST PAUL CO
792860108
$1,804
62,812
Sole
None
62,812
STARWOOD HOTEL&RESORTS
COMBND CTF NEW
85590A203
$1,879
84,264
Sole
None
84,264
STERIS CORP COM
859152100
$3,895
156,352
Sole
None
156,352
TENET HEALTHCARE CORP COM
88033G100
$1,283
25,910
Sole
None
25,910
TERADYNE INC COM
880770102
$567
59,050
Sole
None
59,050
TETRA TECH INC NEW COM
88162G103
$925
115,785
Sole
None
115,785
TJX COS INC NEW COM
872540109
$419
24,625
Sole
None
24,625
TRANSOCEAN SEDCO FOREX
INC
g90078109
$1,502
72,225
Sole
None
72,225
TRW INC COM
872649108
$1,979
33,804
Sole
None
33,804
UBS AG ORD
H8920M855
$523
12,766
Sole
None
12,766
VERIZON COMMUNICATIONS
COM
92343V104
$937
34,138
Sole
None
34,138
WACHOVIA CORP 2ND NEW
COM
929903102
$2,490
76,183
Sole
None
76,183
WAL-MART STORES
931142103
$251
5,100
Sole
None
5,100
WEBSENSE INC COM
947684106
$615
52,950
Sole
None
52,950
WILD OATS MARKETS INC COM
96808B107
$2,187
240,809
Sole
None
240,809









$115,173